UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Value Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-05157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Operating Officer
(415) 591-2700

Signature, Place, and Date of Signing:

/s/Terry R. Otton	    San Francisco, CA		November 15, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	46,183

List of Other Included Managers:  None

ISSUER          	      TYPE          CUSIP     VALUE      SHS   INVEST  VOTG
                                               (X1000)           DISCRET AUTH
Abgenix, Inc.           Com         00339B107   1,153    116,900   sole  sole
Aclara Biosciences      Com         00461p106   6,163  1,564,232   sole  sole
Amtech Systems Inc.     Com         032332504      86     20,100   sole  sole
Argonaut Technologies,  Com         040175101     166    178,173   sole  sole
Array BioPharma, Inc.   Com         04269X105   2,474    353,944   sole  sole
Ceva, Inc.              Com         157210105     806    102,063   sole  sole
Covista Communications  Com         223574104     178    101,746   sole  sole
CPI Aerostructures Inc  Com         125919308   1,371    151,000   sole  sole
Electronic Clearing Ho  Com         285562500     719     81,700   sole  sole
Eloyalty Corporation    Com         290151109     533     88,991   sole  sole
Energy Conversion Devi  Com         292659109     874     65,900   sole  sole
Illumina, Inc.          Com         452327109   6,627  1,121,400   sole  sole
InfoCrossing Inc.       Com         45664X109   1,582    100,000   sole  sole
Ivanhoe Energy, Inc.    Com         465790103     358    169,407   sole  sole
Ivanhoe Mines Ltd.      Com         46579n103   3,209    569,900   sole  sole
Lifepoint Inc.          Com         53215r100     254    846,200   sole  sole
Metabasis Therapeutics  Com         59101m105     259     44,508   sole  sole
MPSI Systems, Inc.      Com         553412206      55      2,208   sole  sole
New Frontier Media, In  Com         644398109   2,673    346,700   sole  sole
On Track Innovations L  Com         010658667   1,465    156,870   sole  sole
Pain Therapeutics Inc   Com         69562k100     399     55,480   sole  sole
Persistence Software I  Com         715329108     359     64,610   sole  sole
PYR Energy Corporation  Com         693677106     431    374,550   sole  sole
Raindance Communicatio  Com         75086X106     255    162,619   sole  sole
Sentex Sensing Technol  Com         817268105      20    815,961   sole  sole
SurModics, Inc.         Com         868873100   2,970    125,069   sole  sole
U.S. Global Investors,  Cl A        902952100     660    200,700   sole  sole
United Retail Group In  Com         911380103   1,650    636,933   sole  sole
VitalStream Holdings I  Com         92847T100     392    654,160   sole  sole
Webzen, Inc., ADR       SP ADR      94846M102   2,460    400,000   sole  sole
Willbros Group, Inc.    Com         969199108   1,931    129,500   sole  sole
Wind River Systems, In  Com         973149107   1,830    150,000   sole  sole
WorldPort Communicatio  Com         98155j105     168    182,900   sole  sole
Zhone Technologies, In  Com         98950p108   1,651    537,814   sole  sole